Investments, at Fair Value	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Investments, All Other Investments [Abstract]
Investments, at Fair Value

5. Investments, at Fair Value

Investments held by Ben or held by the Customer ExAlt Trusts are comprised of investments in alternative assets, public debt and equity securities, other equity securities and interests (including those of a related party), and put options. The composition of investments recorded at fair value by holder is included in the table below (in thousands):

	June 30, 2024		March 31, 2024
	Ben	Customer ExAlt Trusts	Ben	Customer ExAlt Trusts
Alternative assets	$—	$297,888	$—	$293,916
Public equity securities and option	—	4,140	—	4,897
Debt securities available-for-sale	—	2,419	—	2,962
Other equity securities and interests	—	26,920	6	27,338
Total investments, at fair value	$—	$331,367	$6	$329,113

Investments in Alternative Assets held by the Customer ExAlt Trusts

The investments in alternative assets are held, either through direct ownership or through beneficial interests, by certain of the Customer ExAlt Trusts and consist primarily of limited partnership interests in various alternative investments, including private equity funds. These alternative investments are valued using NAV as a practical expedient. Changes in the NAV of these investments are recorded in investment income (loss), net in our consolidated statements of comprehensive income (loss). The investments in alternative assets provide the economic value that ultimately collateralizes the ExAlt Loans that Ben Liquidity originates with the Customer ExAlt Trusts in liquidity transactions and any associated fees due from the Customer ExAlt Trusts. The increase in investments in alternative assets since March 31, 2024, was primarily driven by net upward adjustments of NAV as reported by the investment managers or general partners offset by $7.2 million in distributions.

The NAV calculation reflects the most current report of NAV and other data received from firm/fund sponsors. If no such report has been received, Ben estimates NAV based upon the last NAV calculation reported by the investment manager and adjusts it for capital calls and distributions made in the intervening time frame. Ben also considers whether adjustments to the NAV are necessary, in certain circumstances, in which management is aware of specific material events, changes in market conditions, and other relevant factors that have affected the value of an investment during the period between the date of the most recent NAV calculation reported by the investment manager or sponsor and the measurement date. Public equity securities known to be owned within an alternative investment fund, based on the most recent information reported by the general partners, are marked to market using quoted market prices on the balance sheet reporting date.

The underlying interests in alternative assets are primarily limited partnership interests. The transfer of the investments in private equity funds generally requires the consent of the corresponding private equity fund manager, and the transfer of certain fund investments is subject to rights of first refusal or other preemptive rights, potentially further limiting the ExAlt PlanTM from transferring an investment in a private equity fund. The investments are not subject to redemption with the funds. Distributions from funds are received as the underlying investments are liquidated. Timing of liquidation is currently unknown.

Portfolio Information

Our portfolio of alternative asset investments, held by certain of the Customer ExAlt Trusts by asset class of each fund as of June 30, 2024 and March 31, 2024, is summarized below (in thousands):

	Alternative Investments Portfolio Summary
	June 30, 2024		March 31, 2024
Asset Class	Carrying Value	Unfunded Commitments	Carrying Value	Unfunded Commitments
Venture Capital	$124,791	$2,317	$139,495	$2,548
Private Equity	137,372	38,051	116,462	38,401
Natural Resources	17,441	3,328	17,553	3,340
Private Real Estate	8,662	2,859	8,760	2,907
Hedge Funds	3,601	245	6,095	245
Other(1)	6,021	383	5,551	382
Total	$297,888	$47,183	$293,916	$47,823

(1)	“Other” includes earnouts, escrow, net other assets, private debt strategies.

As of June 30, 2024, the Customer ExAlt Trusts collectively had exposure to 254 professionally managed alternative asset investment funds, comprised of 834 underlying investments, 93 percent of which are investments in private companies.

Public Equity Securities

Investment in public equity securities primarily represents ownership by both Ben and certain of the Customer ExAlt Trusts in public companies. These investments are carried at fair value, which is determined using quoted market prices. Any realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses are recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss). As of June 30, 2024 and March 31, 2024, the fair value of investments in public equity securities was $4.1 million and $4.9 million, respectively. On August 1, 2023, GWG Holdings’ plan of reorganization was declared effective, and the Company’s investment was transferred to equity interests in the GWG Wind Down Trust (as defined herein). The interests in the GWG Wind Down Trust is reflected as an investment in other equity securities. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.

Put Options

On April 1, 2022, Ben, through CT Risk Management, L.L.C., (“CT”) made aggregate payments of $5.0 million to purchase put options in the S&P 500 Index with an aggregate notional amount of $141.3 million. Half of the notional expires in April 2024, while the other half expires in April 2025. On April 27, 2022, CT sold an equity interest for $2.4 million to the third-party involved in a participation loan transaction described in Note 7 and utilized the proceeds to purchase additional put options similar to the put options purchased on April 1, 2022. These put options were sold in September 2023 for $1.0 million, resulting in a recognized loss of $0.7 million.

The put options were designed to protect the NAV of the interests in alternative assets, which generate the collateral to certain of the ExAlt Loans in Ben Liquidity’s loan portfolio or the loans related to the participation loan transaction and provide for distributions to the Customer ExAlt Trusts’ ultimate beneficiary, against market risk. The options were carried at fair value, which is determined using quoted market prices. Any realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses were recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss).

No options were held as of June 30, 2024 and March 31, 2024. For the three months ended June 30, 2023, Ben recognized losses of $2.3 million on the put options, of which approximately $1.7 million is attributable to Ben or Ben’s loan portfolio, with the remainder attributable principally to the loan involved in the participation loan transaction. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.

Debt Securities Available-for-Sale

As of June 30, 2024, investments in debt securities represent ownership in privately held debt securities. Investments in debt securities are classified and accounted for as available-for-sale, with unrealized gains and losses presented as a separate component of equity under the accumulated other comprehensive income (loss) line item.

Prior to August 1, 2023, investments in debt securities also included ownership in corporate debt securities, specifically, L Bonds of GWG Holdings (“L Bonds”) held by certain of the Customer ExAlt Trusts. The L Bonds had a maturity date of August 8, 2023. However, upon the effectiveness of GWG Holdings’ plan of reorganization on August 1, 2023, the investments in L Bonds converted to equity interests in the GWG Wind Down Trust, which are reflected in “other equity securities and interests,” as of June 30, 2024.

The amortized cost, estimated fair value, and unrealized gains and losses on investments in debt securities classified as available-for-sale as of June 30, 2024 and March 31, 2024 are summarized as follows:

	June 30, 2024
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	$2,685	$794	$(1,060)	$2,419
Total available-for-sale debt securities	$2,685	$794	$(1,060)	$2,419

	March 31, 2024
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	2,685	1,337	(1,060)	2,962
Total available-for-sale debt securities	$2,685	$1,337	$(1,060)	$2,962

The table below indicates the length of time individual debt securities have been in a continuous loss position as of June 30, 2024 and March 31, 2024:

	June 30, 2024		March 31, 2024
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Other debt securities:
Less than twelve months	—	—	—	—
Twelve months or longer	1,942	1,060	1,964	1,060
Total available-for-sale debt securities with unrealized losses	$1,942	$1,060	$1,964	$1,060

The noncredit-related portion of the net unrealized gains of nil and $4.3 million for the three months ended June 30, 2024 and 2023, respectively, was recognized as a component of accumulated other comprehensive income (loss).

During the three months ended June 30, 2024 and 2023, the Company determined there was $0.5 million and nil, respectively, credit-related loss on its investment in debt securities available-for-sale.

The following table is a rollforward of credit-related losses recognized in earnings for the periods presented below:

(Dollars in thousands)	Three Months Ended June 30,
	2024	2023
Balance, beginning of period	$31,290	$31,290
Credit related losses not previously recognized	522	—
Balance, end of period	$31,812	$31,290

The contractual maturities of available-for-sale debt securities as of June 30, 2024 and March 31, 2024 are as follows:

	June 30, 2024		March 31, 2024
(Dollars in thousands)	Amortized Cost Basis	Fair Value	Amortized Cost Basis	Fair Value
Due in one year or less	$1,687	$1,942	$1,687	$1,964
No fixed maturity	998	477	998	998
	$2,685	$2,419	$2,685	$2,962

Other Equity Securities and Interests

Ben and certain of the Customer ExAlt Trusts hold investments in equity securities of private companies with a readily determinable fair value, including those of the GWG Wind Down Trust. On August 1, 2023, GWG Holdings’ plan of reorganization was declared effective and our investments in its common stock and L Bonds (previously accounted for as public equity securities and available-for-sale debt securities, respectively) were then transferred to an investment in the GWG Holdings Wind Down Trust. The fair value of these equity interests was $0.2 million and $0.6 million as of June 30, 2024 and March 31, 2024, respectively. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.

Additionally, certain of the Customer ExAlt Trusts hold investments in equity securities that do not have a readily determinable fair value. These equity securities are measured, using the measurement alternative for equity investments that do not have readily determinable fair values, at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The value of these equity securities was $26.7 million and $26.8 million as of June 30, 2024 and March 31, 2024, respectively. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein, which reflects any upward or downward adjustments to these equity securities for the periods presented herein. There were no impairments to these equity securities during the three months ended June 30, 2024 and 2023.

5. Investments, at Fair Value

Investments held by Ben or held by the Customer ExAlt Trusts are comprised of investments in alternative assets, public debt and equity securities, other equity securities and interests (including those of a related party), and put options. The composition of investments recorded at fair value by holder is included in the table below (in thousands):

	March 31, 2024		March 31, 2023
	Ben	Customer ExAlt Trusts	Ben	Customer ExAlt Trusts
Alternative assets	$—	$293,916	$—	$385,851
Public equity securities and option	—	4,897	4,742	8,087
Debt securities available-for-sale	—	2,962	620	76,278
Other equity securities and interests	6	27,338	—	21,643
Total investments, at fair value	$6	$329,113	$5,362	$491,859

Investments in Alternative Assets held by the Customer ExAlt Trusts

The investments in alternative assets are held, either through direct ownership or through beneficial interests, by certain of the Customer ExAlt Trusts and consist primarily of limited partnership interests in various alternative investments, including private equity funds. These alternative investments are valued using NAV as a practical expedient. Changes in the NAV of these investments are recorded in investment income (loss), net in our consolidated statements of comprehensive income (loss). The investments in alternative assets provide the economic value that ultimately collateralizes the ExAlt Loans that Ben Liquidity originates with the Customer ExAlt Trusts in liquidity transactions and any associated fees due from the Customer ExAlt Trusts. The decrease in investments in alternative assets since March 31, 2023, was primarily driven by the transfer of $56.7 million in NAV to settle the Customer ExAlt Trust loan payable, as further described in Note 10, combined with $46.3 million in distributions.

The NAV calculation reflects the most current report of NAV and other data received from firm/fund sponsors. If no such report has been received, Ben estimates NAV based upon the last NAV calculation reported by the investment manager and adjusts it for capital calls and distributions made in the intervening time frame. Ben also considers whether adjustments to the NAV are necessary, in certain circumstances, in which management is aware of specific material events, changes in market conditions, and other relevant factors that have affected the value of an investment during the period between the date of the most recent NAV calculation reported by the investment manager or sponsor and the measurement date. Public equity securities known to be owned within an alternative investment fund, based on the most recent information reported by the general partners, are marked to market using quoted market prices on the balance sheet reporting date.

The underlying interests in alternative assets are primarily limited partnership interests. The transfer of the investments in private equity funds generally requires the consent of the corresponding private equity fund manager, and the transfer of certain fund investments is subject to rights of first refusal or other preemptive rights, potentially further limiting the ExAlt PlanTM from transferring an investment in a private equity fund. The investments are not subject to redemption with the funds. Distributions from funds are received as the underlying investments are liquidated. Timing of liquidation is currently unknown.

Portfolio Information

Our portfolio of alternative asset investments, held by certain of the Customer ExAlt Trusts by asset class of each fund as of March 31, 2024 and 2023, is summarized below (in thousands):

	Alternative Investments Portfolio Summary
	March 31, 2024		March 31, 2023
Asset Class	Carrying Value	Unfunded Commitments	Carrying Value	Unfunded Commitments
Venture Capital	$139,495	$2,548	$165,933	$2,810
Private Equity	116,462	38,401	145,073	47,218
Natural Resources	17,553	3,340	27,756	5,240
Private Real Estate	8,760	2,907	10,391	4,800
Hedge Funds	6,095	245	24,935	337
Other(1)	5,551	382	11,763	730
Total	$293,916	$47,823	$385,851	$61,135

(1)	“Other” includes earnouts, escrow, net other assets, and private debt strategies.

As of March 31, 2024, the Customer ExAlt Trusts collectively had exposure to 257 professionally managed alternative asset investment funds, comprised of 901 underlying investments, 91 percent of which are investments in private companies.

Public Equity Securities

Investment in public equity securities primarily represents ownership by both Ben and certain of the Customer ExAlt Trusts in public companies. These investments are carried at fair value, which is determined using quoted market prices. Any realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses are recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss). As of March 31, 2024 and March 31, 2023, the fair value of investments in public equity securities was $4.9 million and $8.8 million, respectively. The balance as of March 31, 2023 included an investment in GWG Holdings’ common stock held by Ben and the Customer ExAlt Trusts totaling $3.7 million. On August 1, 2023, GWG Holdings’ plan of reorganization was declared effective, and the securities held by the Company was exchanged for equity interests in the GWG Wind Down Trust (as defined herein). The interests in the GWG Wind Down Trust are reflected as an investment in “other equity securities and interests”. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.

Put Options

On April 1, 2022, Ben, through CT Risk Management, L.L.C., made aggregate payments of $5.0 million to purchase put options in the S&P 500 Index with an aggregate notional amount of $141.3 million. Half of the notional expires in April 2024, while the other half expires in April 2025. On April 27, 2022, CT Risk Management, L.L.C., sold an equity interest for $2.4 million to the third-party involved in a participation loan transaction described in Note 10 and utilized the proceeds to purchase additional put options similar to the put options purchased on April 1, 2022. These put options were sold in September 2023 for $1.0 million, resulting in a recognized loss at the time of sale of $0.7 million.

The put options were designed to protect the NAV of the interests in alternative assets, which generate the collateral to certain of the ExAlt Loans in Ben Liquidity’s loan portfolio or the loans related to the participation loan transaction and provide for distributions to the Customer ExAlt Trusts’ ultimate beneficiary, against market risk. The options are carried at fair value, which is determined using quoted market prices. Any realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses are recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss).

No options were held as of March 31, 2024. As of March 31, 2023, the fair value of the put options was $4.0 million. For the years ended March 31, 2024 and 2023, Ben recognized net losses of $3.0 million and $3.5 million, respectively, on the put options, of which approximately $2.0 million and $2.5 million, respectively, is attributable to Ben or Ben’s loan portfolio, with the remainder attributable principally to the loan involved in the participation loan transaction. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.

Debt Securities Available-for-Sale

As of March 31, 2024, investments in debt securities represent ownership in privately held debt securities. Investments in debt securities are classified and accounted for as available-for-sale, with unrealized gains and losses presented as a separate component of equity under the accumulated other comprehensive income (loss) line item.

Prior to August 1, 2023, investments in debt securities also included ownership in corporate debt securities, specifically, L Bonds of GWG Holdings (“L Bonds”) held by certain of the Customer ExAlt Trusts. The L Bonds had a maturity date of August 8, 2023. However, upon the effectiveness of GWG Holdings’ plan of reorganization on August 1, 2023, the investments in L Bonds converted to equity interests in the GWG Wind Down Trust, which are reflected in “other equity securities and interests,” as of March 31, 2024.

The amortized cost, estimated fair value, and unrealized gains and losses on investments in debt securities classified as available-for-sale as of March 31, 2024 and 2023 are summarized as follows:

	March 31, 2024
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	$2,685	$1,337	$(1,060)	$2,962
Total available-for-sale debt securities	$2,685	$1,337	$(1,060)	$2,962

	March 31, 2023
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate debt securities (L Bonds)	$64,313	$17,433	$(7,924)	$73,822
Other debt securities	2,685	1,347	(956)	3,076
Total available-for-sale debt securities	$66,998	$18,780	$(8,880)	$76,898

The table below indicates the length of time individual debt securities have been in a continuous loss position as of March 31, 2024 and 2023:

	March 31, 2024		March 31, 2023
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities (L Bonds):
Twelve months or longer	$—	$—	$73,822	$7,924
Other debt securities:
Less than twelve months	—	—	2,078	956
Twelve months or longer	1,964	1,060	—	—
Total available-for-sale debt securities with unrealized losses	$1,964	$1,060	$75,900	$8,880

The noncredit-related portion of the net unrealized gains of $4.1 million and $11.2 million for the years ended March 31, 2024 and 2023, respectively, was recognized as a component of accumulated other comprehensive income (loss).

During the year ended March 31, 2024, there were no credit-related loss on its investment in debt securities available-for-sale. During the year ended March 31, 2023, the Company determined the credit-related portion on its investment in debt securities available-for-sale was $12.6 million, which is recorded in the provision for credit losses on the consolidated statements of comprehensive income (loss). The Company determined these losses were credit-related as it does not expect to recover the entire amortized cost basis of the security.

The following table is a rollforward of credit-related losses recognized in earnings for the periods presented below:

	Year Ended March 31,
(Dollars in thousands)	2024	2023
Balance, beginning of period	$31,290	$18,669
Increase in credit-related loss amounts previously recognized	—	12,621
Balance, end of period	$31,290	$31,290

The contractual maturities of available-for-sale debt securities as of March 31, 2024 and 2023 are as follows:

	March 31, 2024		March 31, 2023
(Dollars in thousands)	Amortized Cost Basis	Fair Value	Amortized Cost Basis	Fair Value
Due in one year or less	$1,687	$1,964	$66,000	$75,900
No fixed maturity	998	998	998	998
	$2,685	$2,962	$66,998	$76,898

Other Equity Securities and Interests

Ben and certain of the Customer ExAlt Trusts hold investments in equity securities of private companies with a readily determinable fair value, including those of the GWG Wind Down Trust. On August 1, 2023, GWG Holdings’ plan of reorganization was declared effective and our investments in its common stock and L Bonds (previously accounted for as public equity securities and available-for-sale debt securities, respectively) were then exchanged for an investment in the GWG Holdings Wind Down Trust. The fair value of these equity interests was $0.6 million and $17.4 million as of March 31, 2024 and August 1, 2023, respectively. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.

Additionally, certain of the Customer ExAlt Trusts hold investments in equity securities that do not have a readily determinable fair value. These equity securities are measured using the measurement alternative for equity investments that do not have readily determinable fair values at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The value of these equity securities was $26.8 million and $21.6 million as of March 31, 2024 and 2023, respectively. The increase in value is primarily due to new investments held as of March 31, 2024 that were not held as of March 31, 2023. Additionally, during the year ended March 31, 2023, one security received an upward adjustment of $10.8 million based upon observable price changes, including a recent equity offering and stock to stock transactions. Such adjustment also represents the cumulative adjustment. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein, which reflects any upward or downward adjustments to these equity securities for the periods presented herein. During the year ended March 31, 2024, an impairment of $37.8 million was recognized, which is reflected in the gain (loss) on financial instruments, net line item on the consolidated statements of comprehensive income (loss). This impairment primarily relates to a new investment that was entered into during the third quarter, that was subsequently written off in the fourth quarter. There were no impairments to these equity securities during the year ended March 31, 2023.